Accounting policies, presentation and estimates (Policies)	6 Months Ended
Jun. 30, 2021
Disclosure Of Significant Accounting Policies
Accounting policies, presentation and estimates
These condensed consolidated half-year financial statements as at and for the period to 30 June 2021 have been prepared in accordance with the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority (FCA) and with International Accounting Standard 34 (IAS 34), Interim Financial Reporting as adopted by the United Kingdom and comprise the results of Lloyds Banking Group plc (the Company) together with its subsidiaries (the Group). They do not include all of the information required for full annual financial statements and should be read in conjunction with the Group’s consolidated financial statements as at and for the year ended 31 December 2020 which complied with international accounting standards in conformity with the requirements of the Companies Act 2006, were prepared in accordance with International Financial Reporting Standards (IFRS) and were compliant with IFRS adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union. Copies of the 2020 Annual Report and Accounts are available on the Group’s website and are available upon request from Investor Relations, Lloyds Banking Group plc, 25 Gresham Street, London EC2V 7HN.
The UK Finance Code for Financial Reporting Disclosure (the Disclosure Code) sets out disclosure principles together with supporting guidance in respect of the financial statements of UK banks. The Group has adopted the Disclosure Code and these condensed consolidated half-year financial statements have been prepared in compliance with the Disclosure Code’s principles. Terminology used in these condensed consolidated half-year financial statements is consistent with that used in the Group’s 2020 Annual Report and Accounts.
The directors consider that it is appropriate to continue to adopt the going concern basis in preparing the condensed consolidated half-year financial statements. In reaching this assessment, the directors have taken into account the continuing uncertainties affecting the UK economy post-pandemic and their potential effects upon the Group’s performance and projected funding and capital position; the impact of further stress scenarios has also been considered. On this basis, the directors are satisfied that the Group will maintain adequate levels of funding and capital for the foreseeable future.

Changes in accounting policy and future accounting developments
Changes in accounting policy
The Group adopted the Interest Rate Benchmark Reform Phase 2 amendments from 1 January 2021. These amendments require that changes to expected future cash flows that both arise as a direct result of IBOR Reform and are economically equivalent to the previous cash flows are accounted for as a change to the effective interest rate with no adjustment to the asset or liability’s carrying amount; no immediate gain or loss is recognised. The new requirements also provide relief from the requirement to discontinue hedge accounting as a result of amending hedge documentation if the changes are required solely as a result of the IBOR Reform. The amendments do not have a material impact on the Group’s comparatives, which have not been restated.
Except for the change above, the Group's accounting policies are consistent with those applied by the Group in its 2020 Annual Report and Accounts and there have been no changes in the Group's methods of computation.
Future accounting developments
Details of those IFRS pronouncements which will be relevant to the Group but which will not be effective at 31 December 2021 and which have not been applied in preparing these condensed consolidated half-year financial statements are set out in note 20.

Related party transactions
Related party transactions
The Group has had no significant related party transactions during the half-year to 30 June 2021. Related party transactions for the half-year to 30 June 2021 are similar in nature to those for the year ended 31 December 2020. Full details of the Group’s related party transactions for the year ended 31 December 2020 can be found in the Group’s 2020 Annual Report and Accounts.